Going Concern and Management's Plans (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Working capital deficiency	$ 9,786,144				$ 9,786,144		$ 9,073,901
Stockholder's deficiency	8,942,471	$ 7,652,744	$ 9,868,013	$ 7,690,296	8,942,471	$ 9,868,013	8,641,038	$ 6,836,568	$ 5,000,282
Net loss	4,157,190	$ 3,883,172	$ 3,514,423	$ 2,507,660	8,040,362	$ 6,022,083	12,517,803	9,444,655
Exchanges for equity					1,195,571		3,200,892	351,250
Repayments of debt					2,014,145		(863,302)	$ (330,176)
Note payable past due	$ 144,000				$ 144,000
Subsequent to December 31, 2018 [Member]
Proceeds from equity financings							600,000
Proceeds from debt financings							3,073,918
Exchanges for equity							643,900
Repayments of debt							$ 1,254,805
Repayments of debt extended due date							Due date for the repayment of an aggregate $155,000 of debt has been extended to December 2020.
Note payable past due							$ 107,500
Subsequent to December 31, 2018 [Member] | Maturity on December 2020 [Member]
Repayments of debt							$ 155,000